Pay vs Performance Disclosure - USD ($)		12 Months Ended
		May 31, 2025	May 31, 2024	May 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return ($) (4)	Net Income (Loss) ($) (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	201,034	177,700	$219,848	198,219	10.89	(4,973,000)
2024	360,103	199,836	$314,810	238,392	16.59	(5,978,000)
2023	141,250	(108,437)	$174,027	110,778	39.14	(7,140,000)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our chief executive officer, Mr. Zackary Irani, (our PEO) for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation – Summary Compensation Table”

PEO Total Compensation Amount	[1]	$ 201,034	$ 360,103	$ 141,250
PEO Actually Paid Compensation Amount	[2]	$ 177,700	199,836	(108,437)
Adjustment To PEO Compensation, Footnote [Text Block]

The 2025 CAP to our PEO and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	PEO	Average of Non-PEO NEOs
Total Reported in 2025 SCT	201,034	219,848
Less: value of equity awards reported in SCT	(78,438)	(43,141)
Add: year-end value of equity awards granted in 2025 that are unvested and outstanding	95,313	52,422
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(16,608)	(7,945)
Add: fair market value of equity awards granted in 2025 and that vested in 2025	-	-
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2025	(23,601)	(22,966)
Less: fair market value of equity awards deemed to fail to meet the applicable vesting conditions during 2025	-	-
Compensation Actually Paid for 2025	177,700	198,219

The 2024 CAP to our PEO and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	PEO	Average of Non-PEO NEOs
Total Reported in 2024 SCT	360,103	314,810
Less: value of equity awards reported in SCT	(210,103)	(122,518)
Add: year-end value of equity awards granted in 2024 that are unvested and outstanding	102,614	57,148
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(47,169)	(25,380)
Add: fair market value of equity awards granted in 2024 and that vested in 2024	20,914	19,918
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2024	(26,523)	(5,585)
Less: fair market value of equity awards deemed to fail to meet the applicable vesting conditions during 2024	-	-
Compensation Actually Paid for 2024	199,836	238,392

The 2023 CAP to our PEO and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	PEO	Average of Non-PEO NEOs
Total Reported in 2023 SCT	141,250	174,027
Less: value of equity awards reported in SCT	-	(46,699)
Add: year-end value of equity awards granted in 2023 that are unvested and outstanding	-	35,934
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(264,287)	-
Add: fair market value of equity awards granted in 2023 and that vested in 2023	-	-
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2023	14,600	4,840
Less: fair market value of equity awards deemed to fail to meet the applicable vesting conditions during 2023	-	(57,323)
Compensation Actually Paid for 2023	(108,437)	110,778

Non-PEO NEO Average Total Compensation Amount	[3]	$ 219,848	314,810	174,027
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 198,219	238,392	110,778
Compensation Actually Paid and TSR

Compensation Actually Paid and TSR

The following graph sets forth the relationship between CAP to our PEO, the average CAP for our Non-PEOs, and the Company’s TSR over the period covering 2025, 2024, and 2023.

Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid and Net Income (Loss)

Due to the nature of our Company’s consolidated financials and primary focus on research and development of diagnostic-guided therapy products to treat gastrointestinal diseases, our Company has not historically utilized net income (loss) as a performance measure for our executive compensation program. However, as the inFoods product has now launched, the Board will evaluate the relationship between our total revenues and net income (loss) and CAP to our PEO and Non-PEO NEOs going forward.

Total Shareholder Return Amount	[4]	$ 10.89	16.59	39.14
Net Income (Loss) Attributable to Parent	[5]	$ (4,973,000)	$ (5,978,000)	$ (7,140,000)
PEO Name		Zackary Irani	Zackary Irani	Zackary Irani
Additional 402(v) Disclosure [Text Block]

(3)	The dollar amounts reported in columns (c) and (e) represent the CAP to Mr. Zackary Irani, and the average CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, to calculate CAP, compensation related to equity awards were remeasured based on the following: For stock options, a Black-Scholes (“BSM”) option-pricing model was used as of the applicable year-end date, or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate. For restricted stock awards, the closing market price of the Company’s common stock was used as of the applicable year-end date, or in the case of vested restricted stock awards, the vesting date. The valuation assumptions used to calculate the CAP shown in the table were materially consistent with those used to calculate our share-based compensation expense, as disclosed in our 2025 Annual Report on Form 10-K.

PEO [Member] | Value of Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (78,438)	$ (210,103)
PEO [Member] | Year End Value of Equity Awards Granted that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		95,313	102,614
PEO [Member] | Change in Fair Value of Prior Year Equity Awards That are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,608)	(47,169)	(264,287)
PEO [Member] | Fair Market Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,914
PEO [Member] | Change in Fair Value of Prior Year Equity Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(23,601)	(26,523)	14,600
PEO [Member] | Fair Market Value of Equity Awards Deemed to Fail to Meet the Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(43,141)	(122,518)	(46,699)
Non-PEO NEO [Member] | Year End Value of Equity Awards Granted that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		52,422	57,148	35,934
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Equity Awards That are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,945)	(25,380)
Non-PEO NEO [Member] | Fair Market Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			19,918
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Equity Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(22,966)	(5,585)	4,840
Non-PEO NEO [Member] | Fair Market Value of Equity Awards Deemed to Fail to Meet the Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (57,323)

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our chief executive officer, Mr. Zackary Irani, (our PEO) for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation – Summary Compensation Table”
[2]	The dollar amounts reported in columns (c) and (e) represent the CAP to Mr. Zackary Irani, and the average CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, to calculate CAP, compensation related to equity awards were remeasured based on the following: For stock options, a Black-Scholes (“BSM”) option-pricing model was used as of the applicable year-end date, or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate. For restricted stock awards, the closing market price of the Company’s common stock was used as of the applicable year-end date, or in the case of vested restricted stock awards, the vesting date. The valuation assumptions used to calculate the CAP shown in the table were materially consistent with those used to calculate our share-based compensation expense, as disclosed in our 2025 Annual Report on Form 10-K.
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs (excluding our PEO) in the “Total” column of the SCT. The Non-PEO NEOs included in the table above were as follows:
[4]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2021. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period and the Company’s share price at the beginning of the measurement period.
[5]	The dollar amounts reported in column (g) represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.